State Street Bank and Trust Company

Legal Administration Services Department

P.O. Box 5049

Boston, MA 02206-5049

November 20, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Re:          Ariel Investment Trust

Post-Effective Amendment No. 39 under the Securities Act of 1933 — File No. 33-7699 and Amendment No. 39 under the Investment Company Act of 1940 — File No. 811-4786

Dear Sir or Madam:

As sub-administrator on behalf of the Trust, pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended, please find attached for filing on behalf of the Trust, Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed for the purpose of conforming the Prospectus for the Funds to the requirements of amended Form N-1A.

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President and Senior Counsel

Enclosures

cc:     A. Zagrodnik